AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM
Investment objective
The fund’s investment objective is to provide, over the long term, a high level of total return largely comprising current income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A USD ($)		Class 529-B USD ($)	Class 529-C USD ($)	Class 529-E USD ($)	Class 529-F-1 USD ($)	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	none	none	3.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND		Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	[1]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	[1][2]	0.30%	1.00%	1.00%	0.25%	none	0.30%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	[1]	0.25%	0.75%	0.79%	0.81%	0.81%	0.86%	0.71%	0.86%	0.74%	0.80%	0.11%	0.48%	0.50%	0.37%	0.43%	0.33%
Total annual fund operating expenses	[1]	1.12%	2.32%	2.36%	1.63%	1.38%	1.73%	2.28%	2.43%	1.81%	1.37%	1.68%	1.80%	1.57%	1.19%	1.00%	0.90%
Expense reimbursement	[1][3]	0.06%	0.55%	0.56%	0.57%	0.57%	0.56%	0.42%	0.55%	0.48%	0.51%	none	0.24%	0.32%	0.23%	0.30%	0.22%
Total annual fund operating expenses after expense reimbursement	[1]	1.06%	1.77%	1.80%	1.06%	0.81%	1.17%	1.86%	1.88%	1.33%	0.86%	1.68%	1.56%	1.25%	0.96%	0.70%	0.68%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Although the fund has 12b-1 plans for some share classes, 12b-1 fees are not paid by the fund on amounts invested in the fund by the fund's investment adviser. Expenses shown assume 12b-1 fees were charged on these assets. However, because 12b-1 fees were not charged on these assets, actual fund expenses were lower and actual results were higher. See the "Plans of distribution" section of the prospectus for information on the 12b-1 fees permitted to be charged by the fund.
[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 30, 2015, unless modified or terminated by the fund's board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND (USD $)	1 year	3 years	5 years	10 years
Class A	479	712	963	1,682
Class B	680	1,072	1,390	2,311
Class C	283	683	1,210	2,653
Class F-1	108	458	833	1,885
Class F-2	83	381	701	1,608
Class 529-A	510	886	1,285	2,393
Class 529-B	709	1,110	1,438	2,541
Class 529-C	311	743	1,302	2,819
Class 529-E	155	561	992	2,185
Class 529-F-1	108	423	759	1,703
Class R-1	171	530	913	1,987
Class R-2	159	543	952	2,096
Class R-3	127	464	825	1,840
Class R-4	98	355	632	1,423
Class R-5	72	289	523	1,197
Class R-6	69	265	477	1,088

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND (USD $)	1 year	3 years	5 years	10 years
Class B	180	672	1,190	2,311
Class C	183	683	1,210	2,653
Class 529-B	209	710	1,238	2,541
Class 529-C	211	743	1,302	2,819

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund seeks to provide, over the long term, a high level of total return largely comprising current income by investing significantly in higher yielding and generally lower quality debt securities of global issuers (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund’s investment adviser to be of equivalent quality). Such lower quality debt securities are sometimes referred to as “junk bonds” or high yield bonds and are often described by rating agencies as speculative. The fund may invest in such debt securities with a wide range of maturities and with the lowest rating by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser.

Relatedly, the fund seeks to achieve its investment objective by investing in debt securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. As such, the fund may invest significantly in securities denominated in various currencies.

As a fund that seeks to invest globally, the fund will allocate its assets among various countries including the United States (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiative.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Custom Global High Yield Index is a composite blend of 50% of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, 20% of the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, 20% of the J.P. Morgan Government Bond-Index Emerging Markets (GBI-EM) Global Diversified and 10% of the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, and reflects the market sectors in which the fund invests. The Custom Lipper Blended Index is a composite blend of 50% of the Lipper High Yield Funds Index, 30% of the Lipper Emerging Markets Hard Currency Debt Funds Index and 20% of the Lipper Emerging Markets Local Currency Debt Funds Index, and includes other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  2.36% (quarter ended September 30, 2013)

Lowest  -4.24% (quarter ended June 30, 2013)

The fund's total return for the three months ended March 31, 2014, was 3.18%

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Average Annual Returns AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A- Before taxes	(2.31%)	(1.84%)	Dec. 14, 2012
After Taxes on Distributions Class A	Share class A- After taxes on distributions	(4.62%)
After Taxes on Distributions and Sale of Fund Shares Class A	Share class A- After taxes on distributions and sale of fund shares	(1.33%)
Barclays Global High Yield Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Barclays Global High Yield Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.33%	7.44%	Dec. 14, 2012
Custom Global High Yield Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Custom Global High Yield Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.37%	0.68%	Dec. 14, 2012
Custom Lipper Blended Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Custom Lipper Blended Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.37%	0.77%	Dec. 14, 2012

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.